SEGMENT INFORMATION (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Revenue	€ 74,635	€ 51,262
Depreciation and amortization	(47)	(346)
Operating expenses	(85,942)	(76,527)
Net financial results	(8,565)	(10,227)
NET INCOME/(LOSS) BEFORE TAX	2,742	15,038
Income tax benefit/(expense)	(2,417)	1,723
NET INCOME/(LOSS) FOR THE PERIOD	325	16,761
Attributable to equity holders of the Parent	(305)	(16,761)
Spain [Member]
IfrsStatementLineItems [Line Items]
Revenue	35,941	27,281
Personnel expenses	(846)	(255)
Depreciation and amortization	(4)	(41)
Other operating expenses	(25,762)	(23,912)
Operating expenses	(26,612)	24,208
OPERATING INCOME/(LOSS)	9,329	(3,073)
Finance income	291	101
Finance costs	(32)
Net financial results	259	(101)
NET INCOME/(LOSS) BEFORE TAX	9,588	(3,174)
Income tax benefit/(expense)	(338)	272
NET INCOME/(LOSS) FOR THE PERIOD	9,250	(2,902)
Attributable to equity holders of the Parent	9,250	(2,902)
Attributable to non-controlling interests
Mexico [Member]
IfrsStatementLineItems [Line Items]
Revenue	31,959	19,570
Personnel expenses	(791)	(423)
Depreciation and amortization	(15)	(6)
Other operating expenses	(35,547)	(31,272)
Operating expenses	(36,353)	31,701
OPERATING INCOME/(LOSS)	(4,394)	12,131
Finance income	5,973	1,672
Finance costs	(2,068)	(1,102)
Net financial results	3,905	(570)
NET INCOME/(LOSS) BEFORE TAX	(489)	11,561
Income tax benefit/(expense)	2	(3)
NET INCOME/(LOSS) FOR THE PERIOD	(487)	11,558
Attributable to equity holders of the Parent	(488)	11,558
Attributable to non-controlling interests
Colombia [Member]
IfrsStatementLineItems [Line Items]
Revenue	4,659	2,785
Personnel expenses	(110)	(73)
Depreciation and amortization	(1)	(2)
Other operating expenses	(6,166)	(6,393)
Operating expenses	(6,277)	6,468
OPERATING INCOME/(LOSS)	(1,618)	3,683
Finance income	171	119
Finance costs	55	(547)
Net financial results	226	428
NET INCOME/(LOSS) BEFORE TAX	(1,392)	4,111
Income tax benefit/(expense)	108
NET INCOME/(LOSS) FOR THE PERIOD	(1,284)	4,111
Attributable to equity holders of the Parent	(1,284)	4,111
Attributable to non-controlling interests
Other Operations [Member]
IfrsStatementLineItems [Line Items]
Revenue	2,076	1,626
Personnel expenses	(359)	(488)
Depreciation and amortization	(3)	(66)
Other operating expenses	(5,321)	(3,569)
Operating expenses	(5,683)	4,123
OPERATING INCOME/(LOSS)	(3,607)	2,497
Finance income	3,090	176
Finance costs	(749)	233
Net financial results	2,341	(409)
NET INCOME/(LOSS) BEFORE TAX	(1,266)	2,088
Income tax benefit/(expense)	8	(7)
NET INCOME/(LOSS) FOR THE PERIOD	(1,258)	2,081
Attributable to equity holders of the Parent	(1,197)	2,081
Attributable to non-controlling interests	(61)
Supporting [Member]
IfrsStatementLineItems [Line Items]
Revenue	20,121	24,122
Personnel expenses	(6,688)	(5,204)
Depreciation and amortization	(24)	(230)
Other operating expenses	(24,430)	(28,714)
Operating expenses	(31,142)	34,148
OPERATING INCOME/(LOSS)	(11,021)	10,026
Finance income	8,261	14,438
Finance costs	(6,426)	(4,727)
Net financial results	1,835	(9,711)
NET INCOME/(LOSS) BEFORE TAX	(9,186)	315
Income tax benefit/(expense)	2,637	1,462
NET INCOME/(LOSS) FOR THE PERIOD	(6,549)	1,777
Attributable to equity holders of the Parent	(6,549)	1,777
Attributable to non-controlling interests
Eliminations [Member]
IfrsStatementLineItems [Line Items]
Revenue	(20,121)	(24,122)
Personnel expenses
Depreciation and amortization		(1)
Other operating expenses	20,125	24,122
Operating expenses	(20,125)	(24,121)
OPERATING INCOME/(LOSS)	4	1
Finance income	(5,865)	(1,836)
Finance costs	5,864	1,700
Net financial results	(1)	136
NET INCOME/(LOSS) BEFORE TAX	3	137
Income tax benefit/(expense)		(1)
NET INCOME/(LOSS) FOR THE PERIOD	3	136
Attributable to equity holders of the Parent	(43)	136
Attributable to non-controlling interests	46
Total Codere Online [Member]
IfrsStatementLineItems [Line Items]
Revenue	74,635	51,262
Personnel expenses	(8,794)	(6,443)
Depreciation and amortization	(47)	(346)
Other operating expenses	(77,101)	(69,738)
Operating expenses	(85,942)	76,527
OPERATING INCOME/(LOSS)	(11,307)	25,265
Finance income	11,921	14,670
Finance costs	(3,356)	(4,443)
Net financial results	8,565	(10,227)
NET INCOME/(LOSS) BEFORE TAX	(2,742)	15,038
Income tax benefit/(expense)	2,417	1,723
NET INCOME/(LOSS) FOR THE PERIOD	(325)	16,761
Attributable to equity holders of the Parent	(305)	16,761
Attributable to non-controlling interests	€ (20)